Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
8/31/24 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.92% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.0%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$500,000	$532,851
5.00%, 10/1/32	A+/F	1,000,000	1,065,372

			1,598,223
American Samoa (0.4%)
American Samoa Econ. Dev. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/38	Ba3	500,000	507,030

			507,030
California (0.9%)
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	1,400,000	1,281,689

			1,281,689
Colorado (0.9%)
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	400,000	455,148
5.00%, 11/15/37	Aa3	275,000	298,822
5.00%, 11/15/36	Aa3	425,000	463,265

			1,217,235
Delaware (2.6%)
DE River & Bay Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/49	A1	1,000,000	1,098,598
5.00%, 1/1/40	A1	1,865,000	2,060,603
5.00%, 1/1/38	A1	410,000	458,291

			3,617,492
Guam (2.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	575,000	591,272
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,400,000	1,367,080
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	450,000	464,513
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A, 5.25%, 10/1/35	Baa2	265,000	274,011
Territory of GU, Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/46	A-	535,000	572,689

			3,269,565
Illinois (1.0%)
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/39	Aa3	1,200,000	1,369,407

			1,369,407
Missouri (1.0%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 4.00%, 3/1/45	A2	1,520,000	1,436,375

			1,436,375
New Jersey (74.9%)
Atlantic City, G.O. Bonds, (Tax Appeal)
Ser. A, BAM, 5.00%, 3/1/42	AA	1,000,000	1,025,618
Ser. B, AGM, 5.00%, 3/1/37	AA	1,000,000	1,035,611
Atlantic Cnty., Impt. Auth. Lease Rev. Bonds, (Stockton U.), AGM
4.00%, 7/1/53	AA	600,000	574,824
4.00%, 7/1/47	AA	750,000	734,181
Camden Cnty., 144A Rev. Bonds, (Camden Prep, Inc.), 5.00%, 7/15/42	BBB-	1,180,000	1,203,242
Camden Cnty., Impt. Auth. School Rev. Bonds, (KIPP Cooper Norcross), 6.00%, 6/15/62	BBB	1,000,000	1,075,956
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A, AGC
5.00%, 11/1/42	AA	1,340,000	1,477,712
5.00%, 11/1/41	AA	1,100,000	1,218,955
5.00%, 11/1/40	AA	1,200,000	1,339,146
Essex Cnty., Impt. Auth. Rev. Bonds, (Friends of TEAM Academy Charter School Oblig. Group), 4.00%, 6/15/56	BBB	1,500,000	1,347,355
Essex Cnty., Impt. Auth. 144A Rev. Bonds, (North Star Academy Charter School of Newark, Inc.), 4.00%, 7/15/40	BBB-	825,000	776,357
Garden State Preservation Trust Rev. Bonds, Ser. B, AGM, zero %, 11/1/24	AA	5,000,000	4,972,921
Gloucester Cnty., Impt. Auth. Rev. Bonds, (Rowan U.), BAM, 5.00%, 7/1/54	AA	3,000,000	3,213,721
Hudson Cnty., Impt. Auth. Rev. Bonds, 3.00%, 10/1/35	AA	3,500,000	3,308,227
Hudson Cnty., Impt. Auth. Solid Waste Rev. Bonds, 4.00%, 1/1/35	AA	800,000	818,626
Monmouth Cnty., Impt. Auth. (The) Rev. Bonds
5.00%, 12/1/42	AAA	500,000	567,144
5.00%, 12/1/40	AAA	500,000	573,904
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds, (RWJ Barnabas Hlth. Oblig. Group), 3.00%, 7/1/51	AA-	1,750,000	1,368,304
NJ State G.O. Bonds, (Covid-19 Emergency Bonds), Ser. A, 3.00%, 6/1/32	A1	2,000,000	1,972,256
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	905,000	906,409
(Paterson Charter School for Science & Tech.), Ser. A, 6.00%, 7/1/32	BB+	675,000	676,005
(Portal North Bridge), 5.25%, 11/1/42	A2	1,350,000	1,494,167
Ser. SSS, 5.25%, 6/15/39	A2	1,250,000	1,434,809
Ser. WW, 5.25%, 6/15/32 (Prerefunded 6/15/25)	A2	1,000,000	1,021,118
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,005,825
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,750,000	1,811,241
Ser. AAA, 5.00%, 6/15/36 (Prerefunded 12/15/26)	A2	550,000	580,777
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	B1	750,000	750,531
(Seeing Eye, Inc. (The)), 5.00%, 6/1/32	A+	1,250,000	1,308,696
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/30	A2	1,000,000	1,030,943
Ser. B, 5.00%, 11/1/26	A2	3,000,000	3,143,063
(Middlesex Water, Co.), 4.00%, 8/1/59	A+	1,000,000	923,418
Ser. MMM, 4.00%, 6/15/36	A2	1,500,000	1,525,225
Ser. MMM, 4.00%, 6/15/35	A2	1,000,000	1,020,078
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa2	1,000,000	1,000,252
NJ State Econ. Dev. Auth. School Rev. Bonds, (Foundation Academy Charter School), Ser. A
5.00%, 7/1/50	BBB-	1,000,000	1,002,866
5.00%, 7/1/38	BBB-	300,000	305,510
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	1,750,000	1,809,375
NJ State Edl. Fac. Auth. Rev. Bonds
(Higher Ed. Cap, Impt. Fund), Ser. A, 5.25%, 9/1/53	A2	1,000,000	1,095,783
(Stevens Inst. of Tech.), Ser. A, 5.00%, 7/1/35	BBB+	1,200,000	1,246,761
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A2	500,000	514,972
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/33	AA	225,000	249,347
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/32	AA	175,000	194,337
5.00%, 7/1/30	A	616,000	624,994
Ser. A, 4.00%, 7/1/50	BBB+	3,000,000	2,787,996
(Seton Hall U.), Ser. C, AGM, 4.00%, 7/1/50	AA	250,000	248,330
(William Paterson U. of NJ (The)), Ser. C, AGM, 4.00%, 7/1/38	AA	265,000	268,275
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/40	AA	275,000	246,573
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/35	AA	200,000	192,500
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/34	AA	125,000	122,274
NJ State Hlth. Care Fac. Fin. Auth. 5.25%, 7/1/54	A2	1,000,000	1,105,849
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(RWJ Barnabas Hlth.), 5.25%, 7/1/54	AA-	1,000,000	1,110,153
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/43	AA-	2,000,000	2,041,666
(Inspira Hlth. Oblig. Group), Ser. A, 5.00%, 7/1/42	A2	1,000,000	1,028,221
(St. Joseph's Hlth. Care Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,015,000	2,027,037
(Princeton Hlth. Care Syst.), Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,025,665
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	AA-	800,000	835,341
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	Aa3	15,000	15,014
(RWJBarnabas Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/43	AA-	500,000	500,346
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/38	A	1,000,000	1,018,706
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/36	A	1,000,000	1,026,584
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 2.90%, 7/1/36	VMIG 1	3,200,000	3,200,000
NJ State Hsg. & Mtge. Fin. Agcy. Multi-Fam. Conduit Rev. Bonds, (Forest Hill House Preservation Urban Renewal, LLC), Ser. A-1, GNMA Coll., 5.00%, 1/20/66	Aaa	1,875,000	1,926,942
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds, (Single Fam. Hsg.), Ser. A, 4.50%, 10/1/48	Aa2	535,000	543,375
NJ State Tpk. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/48	AA-	1,000,000	1,048,491
Ser. C, 5.00%, 1/1/45(FWC)	AA-	1,500,000	1,662,498
Ser. B, 5.00%, 1/1/40	AA-	1,000,000	1,045,557
Ser. G, 5.00%, 1/1/37	AA-	500,000	526,608
Ser. E, 5.00%, 1/1/32 (Prerefunded 1/1/25)	AA-	1,250,000	1,256,352
Ser. B, 4.125%, 1/1/54	AA-	1,000,000	991,241
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. CC, 5.50%, 6/15/50	A2	500,000	551,957
(Trans. Program), Ser. AA, 5.25%, 6/15/41	A2	2,000,000	2,019,418
Ser. A, 5.00%, 12/15/34	A2	1,000,000	1,065,374
Ser. A, 5.00%, 12/15/33	A2	1,235,000	1,318,689
Ser. AA, 4.25%, 6/15/44	A2	1,000,000	1,009,184
Ser. A, 4.00%, 12/15/39	A2	1,000,000	1,004,722
(Trans. Syst.), Ser. A, zero %, 12/15/33	A2	2,500,000	1,806,773
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	909,085
zero %, 12/15/26	Aa3	1,000,000	933,814
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.25%, 7/1/43	BBB-	670,000	699,740
Piscataway Twp. G.O. Bonds, 2.00%, 10/15/35	AA+	650,000	525,178
Salem Cnty., Impt. Auth. Rev. Bonds, (Stand Up for Salem, Inc.), AGM
4.00%, 8/15/48	AA	400,000	372,861
4.00%, 8/15/42	AA	350,000	342,136
4.00%, 8/15/37	AA	525,000	533,849
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.25%, 11/1/52	BBB+	2,500,000	2,686,097
5.00%, 11/1/45	BBB+	950,000	995,001
Sussex Cnty., Muni. Util. Auth. Rev. Bonds, (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	1,222,029
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BBB-	870,000	878,209
Ser. A, 5.00%, 6/1/36	A-	1,500,000	1,570,725
Union Twp., Union Cnty., G.O. Bonds, 2.00%, 1/15/32	AA+	1,120,000	977,376

			104,504,373
New York (8.9%)
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	2,000,000	2,002,717
Monroe Cnty., Indl. Dev. Agcy. Multi-Fam. Rev. Bonds, (Andrews Terrace Cmnty. Partners LP), 4.72%, 1/1/44	Aaa	600,000	615,434
Port Auth. of NY & NJ Rev. Bonds
Ser. 93, 6.125%, 6/1/94	Aa3	5,000,000	5,006,305
Ser. 189, 5.00%, 5/1/45	Aa3	1,000,000	1,009,534
Ser. 217, 5.00%, 11/1/44	Aa3	2,000,000	2,130,107
Ser. 194, 5.00%, 10/15/41	Aa3	1,000,000	1,018,205
Ser. 207, 5.00%, 9/15/29	Aa3	550,000	578,227

			12,360,529
Ohio (0.6%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group), 4.00%, 7/1/30	A	845,000	876,485

			876,485
Pennsylvania (0.4%)
Delaware River, Joint Toll Bridge Comm. Rev. Bonds, Ser. A, 5.00%, 7/1/44	A1	500,000	526,667

			526,667
Puerto Rico (0.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	500,000	475,230
4.00%, 7/1/37	BB/P	850,000	831,582

			1,306,812
Texas (2.9%)
Bastrop, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/53	Aaa	2,600,000	2,809,390
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, 5.00%, 10/15/57	AAA	1,100,000	1,176,886

			3,986,276
Virgin Islands (0.2%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	330,000	353,392

			353,392

Total municipal bonds and notes (cost $138,720,620)			$138,211,550

SHORT-TERM INVESTMENTS (4.3%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.44%(AFF)	5,958,182	$5,958,182

Total short-term investments (cost $5,958,182)		$5,958,182
TOTAL INVESTMENTS

Total investments (cost $144,678,802)		$144,169,732

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $139,609,443.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$557,304	$10,182,737	$4,781,859	$25,331	$5,958,182

	Total Short-term investments	$557,304	$10,182,737	$4,781,859	$25,331	$5,958,182
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety (Note 1).
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	22.2%
	State debt	17.1
	Education	16.3
	Health care	13.5
	Local debt	10.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$138,211,550	$—
Short-term investments	—	5,958,182	—

Totals by level	$—	$144,169,732	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com